Accounts Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounts Payable:
Accounts Payable

5.Accounts Payable

As of September 30, 2024, current liabilities included accounts payable of $1.0 million, comprised primarily of expenses related to clinical trial expenses of $0.5 million, legal and patent fees of $0.2 million, expenses related to the Company’s recent financing activity of $0.2 million and other accounts payables of $0.1 million. As of December 31, 2023, current liabilities included accounts payable of $0.5 million, comprised primarily of expenses related to clinical trial expenses of $0.3 million, legal and patent fees of $0.1 million and other accounts payables of $0.1 million.

6.	Accounts Payable

As of December 31, 2023, current liabilities included accounts payable of $0.5 million, comprised primarily of expenses related to our clinical trials of $0.3 million, legal and patent fees of $0.1 million and other accounts payables of $0.1 million. As of December 31, 2022, current liabilities included accounts payable of $0.7 million, comprised primarily of expenses related to drug manufacturing, development and testing services of $0.6 million and legal and patent fees of $0.1 million.